Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Mountain Crest Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001803914
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Amendment Flag	false